Consolidated Balance Sheets - CAD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 625	$ 209
Accounts receivable and other current assets (Note 6)		1,818	2,339
Prepaid expenses		150	146
Inventories (Note 7)		566	661
Regulatory assets (Note 8)		866	914
Total current assets		4,025	4,269
Other assets (Note 9)		1,298	1,213
Regulatory assets (Note 8)		3,518	3,095
Property, plant and equipment, net (Note 10)		43,385	41,663
Intangible assets, net (Note 11)		1,510	1,548
Goodwill (Note 12)		12,184	12,464
Total assets		65,920	64,252
Current liabilities
Short-term borrowings (Note 14)		119	253
Accounts payable and other current liabilities (Note 13)		2,972	3,288
Regulatory liabilities (Note 8)		577	595
Current installments of long-term debt (Note 14)		2,296	2,481
Total current liabilities		5,964	6,617
Regulatory liabilities (Note 8)		3,381	3,320
Deferred income taxes (Note 23)		4,399	4,060
Long-term debt (Note 14)		27,235	25,931
Finance leases (Note 15)		339	336
Other liabilities (Note 16)		1,270	1,146
Total liabilities		42,588	41,410
Commitments and contingencies (Note 27)
Equity
Common shares	[1]	15,108	14,656
Preference shares (Note 18)		1,623	1,623
Additional paid-in capital		9	10
Accumulated other comprehensive income (Note 19)		653	1,008
Retained earnings		4,112	3,733
Shareholders' equity		21,505	21,030
Non-controlling interests		1,827	1,812
Total equity		23,332	22,842
Total liabilities and equity		$ 65,920	$ 64,252

[1]	(1) No par value. Unlimited authorized shares. 490.6 million and 482.2 million issued and outstanding as at December 31, 2023 and 2022, respectively